Annual Total Returns - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio - VIP High Income Portfolio - Investor Class	Nov. 08, 2023
Bar Chart Table:
Annual Return 2013	5.95%
Annual Return 2014	1.12%
Annual Return 2015	(3.68%)
Annual Return 2016	14.64%
Annual Return 2017	6.95%
Annual Return 2018	(3.50%)
Annual Return 2019	14.94%
Annual Return 2020	2.74%
Annual Return 2021	4.63%
Annual Return 2022	(11.46%)